FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3)	12 Months Ended
Dec. 31, 2025
Senior Secured Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Successful financing/IPO	61.50%
Maturity
Qualified Financing
Change of Control
Senior Secured Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	25.00%
Expected term (in years)	2 years 11 months 26 days
Senior Secured Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	25.10%
Expected term (in years)	3 years
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate
Successful financing/IPO
Change of Control	3.65%
Warrants [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	4 years 11 months 26 days
Maturity	19.00%
Qualified Financing	82.40%
Warrants [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	5 years
Maturity	21.00%
Qualified Financing	82.50%